10-Q Basis of presentation (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2023	May 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Form 10 Separation Adjustments to Costs of Goods Sold			$ (6,000,000)		$ (6,000,000)
Form 10 Separation Adjustments to Net Income			(4,600,000)		(4,600,000)
Costs and Expenses, Related Party			4,400,000	$ 4,700,000	9,000,000	$ 9,700,000	$ 18,000,000	$ 15,600,000	$ 14,200,000
Related-party notes payable to Centennial		$ 889,700,000
Dividend paid from debt proceeds to Centennial	$ 825,000,000
Net contribution from Centennial after repayment of notes		$ 64,700,000
Cash, cash equivalents and restricted cash			68,489,000	12,713,000	68,489,000	12,713,000	$ 10,090,000	$ 13,848,000	$ 7,072,000	$ 8,470,000
Cash and cash equivalents			40,100,000		40,100,000
Restricted cash			$ 28,400,000	$ 0	$ 28,400,000	$ 0